Derivatives and fair value measurements - Interest Rate Swap (Table) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Derivative [Line Items]
Fair Value/Carrying Amount of Liability	$ 584	$ 470
U.S. Dollar-denominated Interest Rate Swap
Derivative [Line Items]
Principal Amount	5,524	6,386
Fair Value/Carrying Amount of Liability	$ 584	$ 470
Weighted-average remaining term	11 years 6 months	12 years 3 months
Fixed Interest Rate	2.35%	2.35%
Interest Rate Index	Euribor	Euribor